UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Marsico Growth FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Marsico Growth FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Marsico Growth FDP Fund
Schedule of Investments as of August 31, 2005

                                                   Shares
Industry                                             Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%                          2,044     General Dynamics Corp.                                   $    234,222
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                        945     FedEx Corp.                                                    76,961
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 10.9%                               4,023     Amgen, Inc. (b)                                               321,438
                                                    1,668     Amylin Pharmaceuticals, Inc. (b)                               54,627
                                                    9,015     Genentech, Inc. (b)                                           846,869
                                                      555     Genzyme Corp. (b)                                              39,499
                                                                                                                       ------------
                                                                                                                          1,262,433
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.8%                              1,445     Goldman Sachs Group, Inc.                                     160,655
                                                    1,527     Lehman Brothers Holdings, Inc.                                161,343
                                                    1,377     UBS AG Registered                                             113,052
                                                                                                                       ------------
                                                                                                                            435,050
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                    2,894     Praxair, Inc.                                                 139,780
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                               447     Wells Fargo & Co.                                              26,650
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 5.7%                    15,644     Motorola, Inc.                                                342,291
                                                    7,982     Qualcomm, Inc.                                                316,965
                                                                                                                       ------------
                                                                                                                            659,256
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.6%                      6,328     Apple Computer, Inc. (b)                                      296,973
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.3%                             5,481     SLM Corp.                                                     272,680
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.1%               1,292     Chicago Mercantile Exchange Holdings, Inc.                    358,659
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.3%                  4,269     Halliburton Co.                                               264,550
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.3%                    10,418     CVS Corp.                                                     305,977
                                                    1,704     Walgreen Co.                                                   78,946
                                                                                                                       ------------
                                                                                                                            384,923
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                             2,884     Medtronic, Inc.                                               164,388
Supplies - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -                    538     Quest Diagnostics                                              26,889
7.3%                                               15,896     UnitedHealth Group, Inc.                                      818,644
                                                                                                                       ------------
                                                                                                                            845,533
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 6.0%                7,475     MGM Mirage (b)                                                315,894
                                                      604     Royal Caribbean Cruises Ltd.                                   25,803
                                                    4,381     Wynn Resorts Ltd. (b)                                         209,061
                                                    3,136     Yum! Brands, Inc.                                             148,584
                                                                                                                       ------------
                                                                                                                            699,342
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.7%                             258     KB HOME                                                        19,133
                                                    2,599     Lennar Corp. Class A                                          161,398
                                                      384     Toll Brothers, Inc. (b)                                        18,451
                                                                                                                       ------------
                                                                                                                            198,982
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 3.8%                           7,888     Procter & Gamble Co.                                          437,626
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                       2,557     TXU Corp.                                                     248,080
Energy Traders - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.1%                     7,068     General Electric Co.                                          237,555
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.8%                                    7,868     Caterpillar, Inc.                                             436,595
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                             2,881     Target Corp.                                                  154,854
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.6%                  1,374     Canadian Natural Resources Ltd.                                67,697
                                                    1,880     Exxon Mobil Corp.                                             112,612
                                                                                                                       ------------
                                                                                                                            180,309
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.2%                              3,986     Johnson & Johnson                                             252,673
                                                    5,470     Sanofi-Aventis (a)                                            233,897
                                                                                                                       ------------
                                                                                                                            486,570
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                    472     The St. Joe Co.                                                35,499
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                                  2,979     Burlington Northern Santa Fe Corp.                            157,947
                                                    1,084     Union Pacific Corp.                                            74,005
                                                                                                                       ------------
                                                                                                                            231,952
-----------------------------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund
Schedule of Investments as of August 31, 2005

                                                   Shares
Industry                                             Held     Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.9%                             5,193     Lowe's Cos., Inc.                                        $    333,962
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.7%                   9,236     Countrywide Financial Corp.                                   312,084
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $9,421,794) - 81.3%             9,415,468
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                   Amount     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 33.2%                         $ 3,852,114     Brown Brothers Harriman & Co., 2.98% due 9/01/2005          3,852,114
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities (Cost - $ 3,852,114) - 33.2%    3,852,114
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $13,273,908*)  - 114.5%          13,267,582

                                                              Liabilities in Excess of Other Assets - (14.5%)            (1,681,840)
                                                                                                                       ------------
                                                              Net Assets - 100.0%                                      $ 11,585,742
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 13,273,908
                                                                   ============
      Gross unrealized appreciation                                $    117,030
      Gross unrealized depreciation                                    (123,356)
                                                                   ------------
      Net unrealized depreciation                                  $     (6,326)
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marsico Growth FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

           Date: October 19, 2005